LEASING - Right-of-use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of changes in the Right-of-use assets
Balance at beginning of the year	R$ 861,744	R$ 815,311
Balance at end of the year	960,876	861,744	R$ 815,311
Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	1,498,836	1,281,690	987,135
Additions	325,615	221,046	234,823
Disposals	(94,922)	(137,785)	(30,605)
Remeasurements	160,041	106,391	9,693
Results in operations with subsidiary and joint ventures		(3,196)
Foreign exchange effect	(64,895)	30,690	80,644
Balance at end of the year	1,824,675	1,498,836	1,281,690
Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(637,092)	(466,379)	(209,821)
Depreciation	(326,868)	(291,134)	(260,761)
Disposals	91,143	133,631	23,081
Loss of control of subsidiary		2,090
Foreign exchange effect	9,018	(15,300)	(18,878)
Balance at end of the year	(863,799)	(637,092)	(466,379)
Land and buildings
Summary of changes in the Right-of-use assets
Balance at beginning of the year	236,190	204,321
Balance at end of the year	335,772	236,190	204,321
Land and buildings | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	392,999	301,940	283,994
Additions	157,577	48,504	5,670
Disposals	(4,339)	(5,621)	(14,583)
Remeasurements	33,801	40,024	111
Foreign exchange effect	(17,851)	8,152	26,748
Balance at end of the year	562,187	392,999	301,940
Land and buildings | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(156,809)	(97,619)	(49,483)
Depreciation	(77,668)	(59,284)	(51,451)
Disposals	4,277	3,668	8,601
Foreign exchange effect	3,785	(3,574)	(5,286)
Balance at end of the year	(226,415)	(156,809)	(97,619)
Machines, equipments, and installations
Summary of changes in the Right-of-use assets
Balance at beginning of the year	462,382	453,674
Balance at end of the year	427,359	462,382	453,674
Machines, equipments, and installations | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	830,835	738,330	533,286
Additions	80,759	135,652	185,116
Disposals	(89,751)	(109,947)	(14,846)
Remeasurements	112,946	55,866	(3,035)
Results in operations with subsidiary and joint ventures		(2,894)
Foreign exchange effect	(25,080)	13,828	37,809
Balance at end of the year	909,709	830,835	738,330
Machines, equipments, and installations | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(368,453)	(284,656)	(123,277)
Depreciation	(201,777)	(186,300)	(166,741)
Disposals	86,298	108,532	13,453
Loss of control of subsidiary		1,860
Foreign exchange effect	1,583	(7,889)	(8,091)
Balance at end of the year	(482,349)	(368,453)	(284,656)
Data electronic equipment
Summary of changes in the Right-of-use assets
Balance at beginning of the year	82,438	89,551
Balance at end of the year	76,220	82,438	89,551
Data electronic equipment | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	126,881	120,476	107,413
Additions		291	175
Disposals		(151)
Remeasurements	6,716	6,456	12,548
Results in operations with subsidiary and joint ventures		(302)
Foreign exchange effect	(113)	111	340
Balance at end of the year	133,484	126,881	120,476
Data electronic equipment | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(44,443)	(30,925)	(15,396)
Depreciation	(12,849)	(13,800)	(15,459)
Disposals		97
Loss of control of subsidiary		230
Foreign exchange effect	28	(45)	(70)
Balance at end of the year	(57,264)	(44,443)	(30,925)
Others
Summary of changes in the Right-of-use assets
Balance at beginning of the year	80,734	67,765
Balance at end of the year	121,524	80,734	67,765
Others | Gross carrying amount
Summary of changes in the Right-of-use assets
Balance at beginning of the year	148,121	120,944	62,442
Additions	87,279	36,599	43,862
Disposals	(832)	(22,066)	(1,176)
Remeasurements	6,578	4,045	69
Foreign exchange effect	(21,851)	8,599	15,747
Balance at end of the year	219,295	148,121	120,944
Others | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balance at beginning of the year	(67,387)	(53,179)	(21,665)
Depreciation	(34,574)	(31,750)	(27,110)
Disposals	568	21,334	1,027
Foreign exchange effect	3,622	(3,792)	(5,431)
Balance at end of the year	R$ (97,771)	R$ (67,387)	R$ (53,179)